Post-employment benefit obligations - Disclosure of amounts recognized in consolidated statements financial position (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of net defined benefit liability (asset) [line items]
Present value of funded obligations	$ 25,104	$ 24,876
Fair value of plan assets	22,973	20,984
Deficit of funded plans	$ 2,131	$ 3,892